LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

17. LEASES

The Group has operating leases for classrooms, dormitories, and corporate offices.

The components of lease expense from continuing operations were as follows:

	Years ended December 31,
	2021	2022
	RMB	RMB
Operating lease expense	29,222	30,048

Supplemental cash flow information related to leases from continuing operations was as follows:

	Years ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	21,085	16,454

Supplemental balance sheet information related to leases was as follows:

	Years ended December 31,
	2021	2022
Weighted-average Remaining Lease Term
Operating leases	4.16 Years	3.16 Years
Weighted-average Discount Rate	—	—
Operating leases	4.25%	4.25%

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of December 31, 2022.

The Group performed impairment test on the operating lease right-of-use assets and recognized impairment loss from continuing operations in RMB nil for the year ended December 31, 2020, 2021 and 2022.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of December 31, 2022.

As of December 31, 2022, maturities of lease liabilities were as follows:

Amount
RMB

2023	21,356
2024	17,505
2025	16,601
2026	3,022
2027	—
Thereafter	—
Total lease payments	58,484
Less: interest	(3,569)
Total	54,915
Less: current portion	(15,299)
Non-current portion	39,616

As of December 31, 2022, the Group had no material operating or finance leases that had not yet commenced.